RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					3 Months Ended			12 Months Ended
	Dec. 22, 2020	Dec. 22, 2020	Dec. 01, 2020	Sep. 30, 2020	Jun. 30, 2022		Jun. 30, 2021	Mar. 31, 2022		Mar. 31, 2021
Related Party Transaction [Line Items]
Loans Payable					$ 53,332			$ 56,458		$ 68,670
Number of shares of common stock, value					172,500			179,000		680,000
Compensation expense					$ 41,250		$ 37,500	$ 157,500		$ 50,000
Preferred stock, shares issued					292,000			292,000		292,000
Preferred stock, shares outstanding					292,000			292,000		292,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued					292,000			292,000
Preferred stock, shares outstanding					292,000			292,000
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares of common stock, shares					49,286	[1]		89,500	[2]	870,600	[2]
Number of shares of common stock, value					$ 49			$ 90	[2]	$ 871	[2]
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Loans Payable					68,386			32,512		50,211
Compensation payable					248,750			207,500		50,000
Related party payable					$ 317,136			$ 240,012		$ 100,211
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares of common stock, shares				8,000,000
Preferred stock, shares issued				8,000
Preferred stock, shares outstanding				8,000
Chief Executive Officer [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Employee benefits and share-based compensation			$ 150,000
Annual increase in compensation, percentage			10.00%
Chief Executive Officer [Member] | Employment Agreement [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares of common stock, shares	1,000,000	1,000,000
Number of shares of common stock, value	$ 1,000	$ 1,000

[1]	Common stock adjusted to reflect effected on October 15, 2019 and June 30, 2020.
[2]	Common stock adjusted to reflect 1:100 reverse stock splits effected on October 15, 2019 and June 30, 2020.